UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802
______________________________________________

UBS Cashfund Inc.
______________________________________________________________________________

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – December 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—26.46%

Federal Farm Credit Bank
0.230%, due 11/08/11[1]	5,000,000	4,990,065

Federal Home Loan Bank
0.250%, due 01/14/11[1]	13,100,000	13,098,817

0.370%, due 02/22/11[1]	10,000,000	9,994,656

0.300%, due 03/15/11[2]	10,000,000	10,000,000

0.270%, due 03/30/11[2]	12,500,000	12,500,000

0.440%, due 04/19/11[1]	1,905,000	1,902,486

0.200%, due 05/13/11[1]	5,000,000	4,996,333

0.500%, due 05/17/11[1]	6,500,000	6,487,722

0.580%, due 05/27/11	6,500,000	6,500,000

Federal Home Loan Mortgage Corp.*
0.270%, due 01/14/11[1]	10,000,000	9,999,025

0.150%, due 02/08/11[1]	10,000,000	9,998,417

0.210%, due 02/14/11[1]	10,000,000	9,997,433

0.220%, due 03/28/11[1]	10,000,000	9,994,745

0.230%, due 04/05/11[1]	25,000,000	24,984,986

0.330%, due 05/02/11[1]	10,000,000	9,988,908

0.300%, due 05/16/11[1]	10,000,000	9,988,750

Federal National Mortgage Association*
0.350%, due 04/26/11[1]	5,000,000	4,994,410

0.410%, due 07/06/11[1]	14,000,000	13,970,343

US Treasury Bills
0.125%, due 02/17/11[1]	20,000,000	19,996,736

0.186%, due 02/24/11[1]	10,000,000	9,997,210

0.135%, due 03/24/11[1]	20,000,000	19,993,850

0.190%, due 05/26/11[1]	10,000,000	9,992,347

0.295%, due 07/28/11[1]	10,000,000	9,982,956

US Treasury Notes
4.875%, due 04/30/11	7,000,000	7,104,761

Total US government and agency obligations (cost—$251,454,956)		251,454,956

Bank note—2.10%

Banking-US—2.10%
Bank of America N.A.
0.220%, due 01/26/11 (cost—$20,000,000)	20,000,000	20,000,000

UBS Cashfund Inc.
Schedule of investments – December 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—20.99%

Banking-non-US—20.99%
Abbey National Treasury Services PLC
0.439%, due 01/18/11[2]	10,500,000	10,500,000

Bank of Montreal
0.230%, due 01/11/11	10,000,000	10,000,000

0.250%, due 01/27/11	15,000,000	15,000,000

Bank of Nova Scotia
0.300%, due 01/03/11[2]	4,500,000	4,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.260%, due 01/12/11	10,000,000	10,000,000

0.280%, due 02/03/11	5,000,000	5,000,000

0.280%, due 02/10/11	5,000,000	5,000,000

BNP Paribas SA
0.439%, due 01/18/11[2]	5,000,000	5,000,000

Credit Agricole CIB
0.320%, due 01/31/11	10,000,000	10,000,000

Credit Suisse First Boston
0.260%, due 02/24/11	10,000,000	10,000,000

Deutsche Bank AG
0.280%, due 01/18/11	10,000,000	10,000,000

Dexia Credit Local
0.340%, due 01/03/11	15,000,000	15,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11[2]	10,500,000	10,500,000

National Australia Bank Ltd.
0.323%, due 01/10/11[2]	2,000,000	2,000,000

0.309%, due 01/19/11[2]	3,000,000	2,999,504

Nordea Bank Finland
0.250%, due 02/02/11	10,000,000	10,000,000

0.280%, due 03/17/11	10,000,000	10,000,000

Rabobank Nederland NV
0.341%, due 01/18/11[2]	5,000,000	5,000,000

0.270%, due 03/09/11	9,000,000	9,000,000

Royal Bank of Canada
0.370%, due 01/03/11[2]	4,500,000	4,500,000

Royal Bank of Scotland PLC
0.288%, due 01/25/11[2]	10,500,000	10,500,000

Sumitomo Mitsui Banking Corp.
0.270%, due 01/14/11	10,000,000	10,000,000

0.300%, due 03/14/11	10,000,000	10,000,000

Westpac Banking Corp.
0.380%, due 01/03/11[2]	5,000,000	5,000,000

Total certificates of deposit (cost—$199,499,504)		199,499,504

UBS Cashfund Inc.
Schedule of investments – December 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—38.66%

Asset backed-banking—1.05%
Atlantis One Funding
0.290%, due 01/31/11	10,000,000	9,997,583

Asset backed-miscellaneous—11.46%
Fairway Finance Co. LLC
0.250%, due 02/14/11	5,000,000	4,998,472

Falcon Asset Securitization Corp.
0.240%, due 02/03/11	10,000,000	9,997,800

Jupiter Securitization Co. LLC
0.200%, due 02/01/11	20,913,000	20,909,398

Liberty Street Funding LLC
0.250%, due 01/04/11	10,000,000	9,999,792

Market Street Funding LLC
0.270%, due 01/19/11	10,000,000	9,998,650

0.280%, due 01/26/11	15,000,000	14,997,083

0.230%, due 01/28/11	4,000,000	3,999,310

Old Line Funding Corp.
0.270%, due 03/10/11	9,000,000	8,995,410

0.270%, due 03/21/11	10,000,000	9,994,075

Salisbury Receivables Co. LLC
0.240%, due 01/07/11	10,000,000	9,999,600

Thunderbay Funding
0.270%, due 02/07/11	5,000,000	4,998,613

		108,888,203

Asset backed-securities—2.11%
Grampian Funding LLC
0.280%, due 01/13/11	10,000,000	9,999,067

0.320%, due 01/21/11	10,000,000	9,998,222

		19,997,289

Banking-non-US—2.68%
ANZ National International Ltd.
0.330%, due 05/09/11	5,000,000	4,994,133

BPCE SA
0.275%, due 01/07/11	5,000,000	4,999,771

Commonwealth Bank of Australia
0.346%, due 01/06/11[2,3]	5,000,000	4,999,610

Westpac Securities NZ Ltd.
0.370%, due 01/03/11[2,3]	7,500,000	7,500,000

0.341%, due 01/21/11[2,3]	3,000,000	3,000,000

		25,493,514

Banking-US—18.21%
ABN Amro Funding USA LLC
0.300%, due 01/14/11	10,000,000	9,998,917

Barclays US Funding Corp.
0.290%, due 02/01/11	10,000,000	9,997,503

UBS Cashfund Inc.
Schedule of investments – December 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-US—(concluded)
BNP Paribas Finance
0.340%, due 01/24/11	10,000,000	9,997,828

0.540%, due 02/04/11	8,000,000	7,995,920

Danske Corp.
0.280%, due 01/28/11	15,000,000	14,996,850

0.300%, due 01/28/11	10,000,000	9,997,750

Deutsche Bank Financial LLC
0.260%, due 02/04/11	5,000,000	4,998,772

0.340%, due 05/18/11	8,600,000	8,588,872

Dexia Delaware LLC
0.340%, due 01/05/11	10,000,000	9,999,622

ING (US) Funding LLC
0.290%, due 01/18/11	15,000,000	14,997,946

0.300%, due 01/20/11	5,000,000	4,999,208

0.560%, due 02/11/11	8,500,000	8,494,579

Natixis US Finance Co. LLC
0.260%, due 01/04/11	20,000,000	19,999,567

Nordea N.A., Inc.
0.190%, due 01/05/11	9,000,000	8,999,810

Societe Generale N.A., Inc.
0.110%, due 01/03/11	20,000,000	19,999,878

0.410%, due 04/07/11	9,000,000	8,990,160

		173,053,182

Finance-captive automotive—2.10%
Toyota Motor Credit Corp.
0.340%, due 02/24/11	10,000,000	9,994,900

0.320%, due 03/03/11	10,000,000	9,994,578

		19,989,478

Insurance-life—1.05%
AXA Financial, Inc.
0.230%, due 01/07/11	10,000,000	9,999,616

Total commercial paper (cost—$367,418,865)		367,418,865

Short-term corporate obligations—1.37%

Finance-captive automotive—0.32%
Toyota Motor Credit Corp.
0.263%, due 01/10/11[2]	3,000,000	3,000,000

Supranational—1.05%
European Investment Bank
0.400%, due 03/25/11[1]	10,000,000	9,990,778

Total short-term corporate obligations (cost—$12,990,778)		12,990,778

UBS Cashfund Inc.
Schedule of investments – December 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—10.45%

Repurchase agreement dated 12/31/10 with Barclays Bank PLC, 0.260% due 01/03/11, collateralized by $53,389,000 Federal Home Loan Mortgage Corp. obligations, 2.250% due 12/23/15; (value—$53,040,904); proceeds: $52,001,127	52,000,000	52,000,000

Repurchase agreement dated 12/31/10 with Deutsche Bank Securities, 0.220% due 01/03/11, collateralized by $50,106,000 Federal Home Loan Mortgage Corp. obligations, 3.150% due 10/28/20; (value—$47,940,043); proceeds: $47,000,862	47,000,000	47,000,000

Repurchase agreement dated 12/31/10 with State Street Bank & Trust Co., 0.010% due 01/03/11, collateralized by $373,390 US Treasury Notes, 2.750% due 12/13/17; (value—$373,857); proceeds: $366,000	366,000	366,000

Total repurchase agreements (cost—$99,366,000)		99,366,000

Total investments which approximates cost for federal income tax purposes (cost —$950,730,103)[4]—100.03%		950,730,103

Liabilities in excess of other assets — (0.03)%		(270,795)

Net assets (applicable to 950,841,695 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		950,459,308

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.

2	Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2010 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.63% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active markets	Other significant	Unobservable
	for identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	251,454,956	—	251,454,956

Bank note	—	20,000,000	—	20,000,000

Certificates of deposit	—	199,499,504	—	199,499,504

Commercial paper	—	367,418,865	—	367,418,865

Short-term corporate obligations	—	12,990,778	—	12,990,778

Repurchase agreements	—	99,366,000	—	99,366,000

Total	—	950,730,103	—	950,730,103

At December 31, 2010, there were no transfers between Level 1 and Level 2.

UBS Cashfund Inc.
Schedule of investments – December 31, 2010 (unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended December 31, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases			earned from
		during the	Sales during the		affiliate for the
	Value at	nine months ended	nine months ended	Value at	nine months ended
Security description	03/31/10 ($)	12/31/10 ($)	12/31/10 ($)	12/31/10 ($)	12/31/10 ($)

UBS Private Money Market Fund LLC	—	30,600,000	30,600,000	—	370

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	73.8

Japan	6.6

Canada	3.6

United Kingdom	3.3

Australia	2.7

Finland	2.1

France	2.1

Belgium	1.6

Netherlands	1.5

Germany	1.1

Switzerland	1.1

New Zealand	0.5

Total	100.0

Weighted average maturity — 45 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 1, 2011